Investments in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in equity investees
Total investments accounted for under the equity method	¥ 420,799	¥ 242,950
Total investments accounted for equity investments without readily determinable fair values	3,309,649	2,981,513
Total investments in equity investees	3,730,448	3,224,463
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Investments in equity investees
Total investments accounted for under the equity method	70,198	63,224
Total investments accounted for equity investments without readily determinable fair values	550,300	218,275
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL")
Investments in equity investees
Total investments accounted for under the equity method	75,979	9,120
Others
Investments in equity investees
Total investments accounted for under the equity method	274,622	170,606
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	1,026,926	1,049,893
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post") (4)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	1,075,000	1,075,000
Zhijiang New Industries Limited ("ZJ New Industries") (4)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	500,000	500,000
Others
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	¥ 157,423	¥ 138,345